Intangible Assets, Net	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Intangible Assets, Net Disclosure [Abstract]
INTANGIBLE ASSETS, NET

7 — INTANGIBLE ASSETS, NET

As of December 31, 2022 and June 30, 2022, intangible assets, net, consisted of the following:

	December 31, 2022	June 30, 2022
Self-developed communications platform	$1,761,702	$1,948,008
Distribution channel	942,411	970,424
Technology	449,458	462,818
Other	4,014	4,133
	3,157,585	3,385,383
Less: Accumulated amortization	(166,234)	(39,964)
Intangible assets, net	$2,991,351	$3,345,419

For the six months ended December 31, 2022 and 2021, amortization expenses were $125,932 and $nil, respectively.

Estimated future amortization expense related to intangible assets held as of December 31, 2022 is as follows:

Year ended June 30,	Amortization
For the six months ended June 30, 2023	$513,274
For the year ending June 30, 2024	516,000
For the year ending June 30, 2025	501,202
For the year ending June 30, 2026	486,404
For the year ending June 30, 2027	471,606
Thereafter	502,865
Total	$2,991,351

8 — INTANGIBLE ASSETS, NET

As of June 30, 2022 and 2021, intangible assets, net, consisted of the following:

	As of June 30,
	2022	2021
Capitalized software development costs	$1,948,008	$553,924
Distribution channel	970,424	—
Technology	462,818	—
Other	4,133	—
	3,385,383	553,924
Less: Accumulated amortization	(39,964)	—
Intangible assets, net	$3,345,419	$553,924

For the years ended June 30, 2022, 2021 and 2020, amortization expenses were $37,178, $nil and $nil, respectively.

Estimated future amortization expense related to intangible assets held as of June 30, 2022 is as follows:

Year ended June 30,
2023	$503,814
2024	576,651
2025	559,448
2026	542,245
2027	525,042
Thereafter	638,219
Total	$3,345,419